Other Long-term Liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities
OTHER LONG-TERM LIABILITIES

($ millions)	2018	2017
Long-term compensation liability (1)	3.5	5.2
Lease inducement (2)	36.4	40.0
Onerous contracts provision (3) (4)	8.4	8.8
Other long-term liabilities	48.3	54.0

(1)	Long-term compensation liability relates to share-based compensation. See Note 23 - "Share-based Compensation" for additional information.

(2)
The Company's lease inducement is associated with the building lease for Crescent Point's corporate office. This non-cash liability is amortized on a straight-line basis over the term of the lease to June 2030.

(3)	Onerous contracts provision is related to the estimated unrecoverable portion of building leases.

(4)	For the year ended December 31, 2018, the Company recorded $0.9 million of accretion expense related to the onerous contract provision (year ended December 31, 2017 - $0.6 million).